Acquisitions (Tables)	12 Months Ended
Mar. 31, 2023
Acquisitions [Abstract]
Schedule of carrying amounts of the assets and liabilities
July 20, 2022

Assets	$7,293,021
Liabilities	8,030,370
Net liabilities	$(737,349)

Consideration in excess of net liabilities acquired	$3,579,522

Total purchase consideration	$2,842,173
October 26, 2022

Assets	$32,838
Liabilities	37,008
Net liabilities	$(4,170)
Non-controlling interests	1,668

Consideration in excess of net liabilities acquired	$2,502

Total purchase consideration	$-